Average Annual Total Returns - VIPIndex500Portfolio-InitialServiceService2PRO - VIPIndex500Portfolio-InitialServiceService2PRO - VIP Index 500 Portfolio	Apr. 29, 2023
VIP Index 500 Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	(18.21%)
Past 5 years	9.30%
Past 10 years	12.45%
VIP Index 500 Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	(18.30%)
Past 5 years	9.19%
Past 10 years	12.34%
VIP Index 500 Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	(18.42%)
Past 5 years	9.03%
Past 10 years	12.17%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%